Summary of Significant Accounting Policies - Summary of Movements Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	¥ 42,434		¥ 29,210	¥ 7,089
Allowance arisen from business combination				6,623
Additional allowance for credit losses, net of recoveries	15,629	$ 2,201	13,224	15,498
Write-offs	(2,240)
Ending balance	¥ 55,823		¥ 42,434	¥ 29,210